Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions
Related party transactions

24.          Related party transactions

The table below sets forth the related parties and their relationships with the Group:

Related Party	Relationship with the Group
Chuan Wang	[Chairman and director of the Company (note)
Shenglong Zou	Co-founder, director and shareholder of the Company
Shenzhen Crystal Technology Co., Ltd	Company owned by a Co-founder and director of the Company
Vantage Point Global Limited	Shareholder of the Company
Aiden & Jasmine Limited	Shareholder of the Company
Millet Technology Co., Ltd. (“Xiaomi Technology”)	Company owned by a shareholder of the Company
Millet Communication Technology Co., Ltd. (“Millet Communication Technology”)	Company owned by a shareholder of the Company
Beijing Xiaomi Mobile Software Co., Ltd. (“Beijing Xiaomi Mobile Software”)	Company owned by a shareholder of the Company
Beijing Millet Payment Technologies Co., Ltd. (“Beijing Millet Payment Technologies”)	Company owned by a shareholder of the Company
Guangzhou Millet Information Service Co., Ltd. (“Guangzhou Millet”)	Company owned by a shareholder of the Company
Shenzhen Xunyi Network Technology Corp., Ltd. (“Shenzhen Xunyi”)	Company operated by few former core members of Xunlei’s web game business
Zhuhai Qianyou	Equity investment of the Group

Note: Chuan Wang has resigned from the board on April 2, 2020.

During the years ended December 31, 2017, 2018 and 2019, significant related party transactions were as follows:

	Years ended December 31,
(In thousands)	2017	2018	2019
Game sharing costs paid and payable to Zhuhai Qianyou	84	9	—
Technology service revenue from Xiaomi Technology	1	—	—
Bandwidth revenue from Millet Communication Technology	1,701	—	—
Bandwidth revenue from Beijing Xiaomi Mobile Software (note a)	2,245	4,254	1,815
Bandwidth revenue from Xiaomi Technology (note a)	—	—	875
Forum service fees paid and payable to Xiaomi Technology (note b)	—	38	13
Advertisement revenue from Guangzhou Millet (note c)	125	—	19
Technology service revenue from Beijing Xiaomi Mobile Software (note d)	5,803	—	—
Technology service revenue from Guangzhou Millet (note d)	—	3,932	2,460
Advertisement revenue from Shenzhen Xunyi (note e)	—	493	—
Bandwidth revenue from Shenzhen Xunyi (note e)	—	160	—
Accrued to Aiden & Jasmine Limited (note f)	54	54	17
Accrued to Vantage Point Global Limited (note f)	146	146	46

Notes:

(a)From July 2017 to July 2019, Onething entered into a contract with Beijing Xiaomi Mobile Software for the provision of bandwidth to Beijing Xiaomi Mobile Software at a price benchmarking against market price, based on actual usage. From August 2019, Onething entered into the contract with Xiaomi Technology for the provision of bandwidth to Xiaomi Technology at a price benchmarking against market price, based on actual usage.

(b)Onething Cloud devices were available for sale on the online platform operated by Xiaomi Technology since August 2018. Xiaomi Technology was entitled to receive service fees based on a certain percentage of sales on the platform.

(c)From 2017, an advertising services contract was entered into with Guangzhou Millet at a price benchmarking against market price.

(d)The Group is entitled to receive a mutually agreed sharing of net advertising revenue covering a period from mid-June 2017 to mid-June 2019, as compensation for technology solution services provided to Guangzhou Millet Mobile Software. The contract was extended for two years from mid-June 2019 to mid-June 2021 based on the same term.

(e)From 2018, a sales contract was entered into with Shenzhen Xunyi for provision of bandwidth and advertising services at a price benchmarking against market price, based on actual usage.

(f)In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited (Co founder’s company) for USD10,879,000 and 10,334,679 common shares from Vantage Point Global Limited for USD29,121,000. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Seller has not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Seller the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum (the “repayment price”) from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD 1,360,000 (including interest of USD 272,000) and USD 3,640,000 (including interest of USD 728,000) respectively. The interest accrued in 2019 was USD 17,000 and USD 46,000 for Aiden & Jasmine Limited and Vantage Point Global Limited respectively.

As of December 31, 2018 and 2019, the amounts due to / from related parties were as follows:

(In thousands)	December 31, 2018	December 31, 2019
Amounts due to related parties
Accounts payable to Zhuhai Qianyou	2	2
Advances from Guangzhou Millet	295	—
Other payable to Aiden & Jasmine Limited	1,343	1,360
Other payable to Vantage Point Global Limited	3,594	3,640

(In thousands)	December 31, 2018	December 31, 2019
Amounts due from related parties
Accounts receivable from Beijing Xiaomi Mobile Software	783	—
Accounts receivable from Beijing Millet Payment Technologies	175	—
Accounts receivable from Xiaomi Technology	143	262
Accounts receivable from Guangzhou Millet	—	1,361
Other receivable from Xiaomi Technology	15	14
Other receivable from Shenzhen Crystal Technology Co., Ltd.	6	6
Other receivable from Shenglong Zou	9	9
Other receivable from Chuan Wang	6	6